Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	U.S. MONTHLY INCOME FUND FOR PUERTO RICO RESIDENTS, INC.
Entity Central Index Key	0001843749
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000232117 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Monthly Income Fund for Puerto Rico Residents, Inc.
Class Name	Class A
Trading Symbol	PRAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Monthly Income Fund for Puerto Rico Residents, Inc. (the “Fund”) for the period from January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787‑250‑3600.
Additional Information Phone Number	787‑250‑3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Fund costs for last six months? Annual Fund Operating Expenses (based on a hypothetical $10,000 investment)	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$181	1.78%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.78%
Net Assets	$ 63,378,535
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 272,029
Investment Company Portfolio Turnover	3.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$63,378,535

# of Portfolio Holdings	63

Portfolio Turnover Rate	3.42%

Total Advisory Fees Paid	$272,029

Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Autopistas Metropolitanas of Puerto Rico, 6.75%, due 06/30/35	13.30%

Municipal Electric Authority of Georgia, 7.06%, due 04/01/57	3.8%

FNMA Pool AR5162, 3.50%, due 05/01/43	3.3%

Metropolitan Transportation Authority, 7.34%, due 11/15/39	3.3%

Washington State Convention Center, 6.79%, due 07/01/40	2.9%
Fund Holdings Summaries
The following graph reflects the breakdown of the investment portfolio (% of Total Investments) as of June 30, 2025:
The following tables show the allocation (% of Total Investments) of the Fund’s portfolio using various metrics as of the end of the period:

Portfolio Composition
Puerto Rico Corporate	11.87%
Mortgage-Backed Securities	6.88%
U.S. Municipals - Transportation Bonds	26.57%
U.S. Municipals - Utilities Bonds	14.31%
U.S. Municipals - Dedicated Tax Bonds	23.22%
U.S. Municipals - Healthcare Bonds	8.01%
U.S. Municipals - Educational Bonds	5.20%
U.S. Municipals - Others	3.94%
Total	100.00%

Geographic Allocation
Puerto Rico	18.75%
U.S.	81.25%

100.00%
The following table shows the ratings of the Fund’s portfolio securities (based on % of Total Investments) as of June 30, 2025. The ratings used are the highest rating given by one of the three nationally recognized rating agencies, Fitch Ratings (“Fitch”), Moody’s Investors Service (“Moody’s”), and S&P Global Ratings (“S&P”). Ratings are subject to change. During the period, the United States lost its last remaining sovereign AAA rating when Moody’s downgraded it to AA1, citing as rational “the increase over more than a decade in government debt and interest payment ratios to levels that are significantly higher than similarly rated sovereigns.” Both S&P and Fitch had already downgraded the rating to their equivalent rating of AA+.

Rating	Percent
AAA	8.67%
AA	52.30%
A	30.56%
BBB	8.47%
Total	100.00%

Credit Quality Explanation [Text Block]	The ratings used are the highest rating given by one of the three nationally recognized rating agencies, Fitch Ratings (“Fitch”), Moody’s Investors Service (“Moody’s”), and S&P Global Ratings (“S&P”). Ratings are subject to change. During the period, the United States lost its last remaining sovereign AAA rating when Moody’s downgraded it to AA1, citing as rational “the increase over more than a decade in government debt and interest payment ratios to levels that are significantly higher than similarly rated sovereigns.” Both S&P and Fitch had already downgraded the rating to their equivalent rating of AA+.
Credit Ratings Selection [Text Block]	The ratings used are the highest rating given by one of the three nationally recognized rating agencies, Fitch Ratings (“Fitch”), Moody’s Investors Service (“Moody’s”), and S&P Global Ratings (“S&P”).
Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Autopistas Metropolitanas of Puerto Rico, 6.75%, due 06/30/35	13.30%

Municipal Electric Authority of Georgia, 7.06%, due 04/01/57	3.8%

FNMA Pool AR5162, 3.50%, due 05/01/43	3.3%

Metropolitan Transportation Authority, 7.34%, due 11/15/39	3.3%

Washington State Convention Center, 6.79%, due 07/01/40	2.9%

C000232116 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Monthly Income Fund for Puerto Rico Residents, Inc.
Class Name	Class P
Trading Symbol	PRAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Monthly Income Fund for Puerto Rico Residents, Inc. (the “Fund”) for the period from January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787‑250‑3600.
Additional Information Phone Number	787‑250‑3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Fund costs for last six months?

Annual Fund Operating Expenses
(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class P	$181	1.78%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.78%
Net Assets	$ 63,378,535
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 272,029
Investment Company Portfolio Turnover	3.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$63,378,535

# of Portfolio Holdings	63

Portfolio Turnover Rate	3.42%

Total Advisory Fees Paid	$272,029

Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Autopistas Metropolitanas of Puerto Rico, 6.75%, due 06/30/35	13.30%

Municipal Electric Authority of Georgia, 7.06%, due 04/01/57	3.8%

FNMA Pool AR5162, 3.50%, due 05/01/43	3.3%

Metropolitan Transportation Authority, 7.34%, due 11/15/39	3.3%

Washington State Convention Center, 6.79%, due 07/01/40	2.9%
Fund Holdings Summaries
The following graph reflects the breakdown of the investment portfolio (% of Total Investments) as of June 30, 2025:
The following tables show the allocation (% of Total Investments) of the Fund’s portfolio using various metrics as of the end of the period:

Portfolio Composition
Puerto Rico Corporate	11.87%
Mortgage-Backed Securities	6.88%
U.S. Municipals - Transportation Bonds	26.57%
U.S. Municipals - Utilities Bonds	14.31%
U.S. Municipals - Dedicated Tax Bonds	23.22%
U.S. Municipals - Healthcare Bonds	8.01%
U.S. Municipals - Educational Bonds	5.20%
U.S. Municipals - Others	3.94%
Total	100.00%

Geographic Allocation
Puerto Rico	18.75%
U.S.	81.25%

100.00%
The following table shows the ratings of the Fund’s portfolio securities (based on % of Total Investments) as of June 30, 2025. The ratings used are the highest rating given by one of the three nationally recognized rating agencies, Fitch Ratings (“Fitch”), Moody’s Investors Service (“Moody’s”), and S&P Global Ratings (“S&P”). Ratings are subject to change. During the period, the United States lost its last remaining sovereign AAA rating when Moody’s downgraded it to AA1, citing as rational “the increase over more than a decade in government debt and interest payment ratios to levels that are significantly higher than similarly rated sovereigns.” Both S&P and Fitch had already downgraded the rating to their equivalent rating of AA+.

Rating	Percent
AAA	8.67%
AA	52.30%
A	30.56%
BBB	8.47%
Total	100.00%

Credit Quality Explanation [Text Block]	The ratings used are the highest rating given by one of the three nationally recognized rating agencies, Fitch Ratings (“Fitch”), Moody’s Investors Service (“Moody’s”), and S&P Global Ratings (“S&P”). Ratings are subject to change. During the period, the United States lost its last remaining sovereign AAA rating when Moody’s downgraded it to AA1, citing as rational “the increase over more than a decade in government debt and interest payment ratios to levels that are significantly higher than similarly rated sovereigns.” Both S&P and Fitch had already downgraded the rating to their equivalent rating of AA+.
Credit Ratings Selection [Text Block]	The ratings used are the highest rating given by one of the three nationally recognized rating agencies, Fitch Ratings (“Fitch”), Moody’s Investors Service (“Moody’s”), and S&P Global Ratings (“S&P”).
Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Autopistas Metropolitanas of Puerto Rico, 6.75%, due 06/30/35	13.30%

Municipal Electric Authority of Georgia, 7.06%, due 04/01/57	3.8%

FNMA Pool AR5162, 3.50%, due 05/01/43	3.3%

Metropolitan Transportation Authority, 7.34%, due 11/15/39	3.3%

Washington State Convention Center, 6.79%, due 07/01/40	2.9%